LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans [Abstract]
Accrued interest included in recorded investment		$ 8,347	$ 8,538
Accrued Interest		400	400	$ 400
Interest Income		0	0	$ 0
Loans Past Due, 90+ days [Member]
Loans [Abstract]
Accrued interest included in recorded investment		0	0
Commercial and Industrial [Member]
Loans [Abstract]
Government guaranteed loans excluded from non-performing loans		77	97
1-4 Family Owner Occupied - Non-jumbo [Member]
Loans [Abstract]
Government guaranteed loans excluded from non-performing loans		569	363
Commercial [Member]
Loans [Abstract]
Accrued interest included in recorded investment		2,998	3,411
Mortgage [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	4,155	4,097
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	1,139	851
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	1,662	1,789
Mortgage [Member] | 1-4 Non-owner Occupied [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	586	550
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	502	544
Mortgage [Member] | Resort Lending [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	266	363
Installment [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	1,194	1,030
Installment [Member] | Boat Lending [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	490	403
Installment [Member] | Recreational Vehicle Lending [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	378	311
Installment [Member] | Other [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[1]	326	316
Non-Performing Loans [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	5
Non-Accrual	[2]	9,532	8,569
Total Non-performing Loans	[2]	9,532	8,574
Accrued interest included in recorded investment	[2]	0	0
Non-Performing Loans [Member] | Loans Past Due, 90+ days [Member]
Loans [Abstract]
Accrued interest included in recorded investment	[2]	0	0
Non-Performing Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Loans [Abstract]
90+ and Still Accruing	[2],[3]	0	0
Non-Accrual	[2],[3]	565	1,345
Total Non-performing Loans	[2],[3]	565	1,345
Non-Performing Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	735	778
Total Non-performing Loans	[2]	735	778
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	1,179	184
Total Non-performing Loans	[2]	1,179	184
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loans [Abstract]
90+ and Still Accruing	[2],[4]	0	5
Non-Accrual	[2],[4]	3,540	2,974
Total Non-performing Loans	[2],[4]	3,540	2,979
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Non-owner Occupied [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	1,039	1,259
Total Non-performing Loans	[2]	1,039	1,259
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	979	493
Total Non-performing Loans	[2]	979	493
Non-Performing Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	690	755
Total Non-performing Loans	[2]	690	755
Non-Performing Loans [Member] | Installment [Member] | Boat Lending [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	332	166
Total Non-performing Loans	[2]	332	166
Non-Performing Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	3	7
Total Non-performing Loans	[2]	3	7
Non-Performing Loans [Member] | Installment [Member] | Other [Member]
Loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	470	608
Total Non-performing Loans	[2]	$ 470	$ 608

[1]	Credit scores have been updated within the last twelve months.
[2]	Non-performing loans exclude purchase credit impaired loans.
[3]	Non-performing commercial and industrial loans exclude $0.077 million and $0.097 million of government guaranteed loans at December 31, 2019 and 2018, respectively.
[4]	Non-performing 1-4 family owner occupied - non jumbo loans exclude $0.569 million and $0.363 million of government guaranteed loans at December 31, 2019 and 2018, respectively.